CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Line Items]
Total revenues	¥ 28,339	¥ 31,244	¥ 29,153
Cost of revenues	(19,566)	(21,840)	(19,851)
Gross profit	8,773	9,404	9,302
Selling and marketing expenses	(1,144)	(2,678)	(2,475)
General and administrative expenses	(4,413)	(4,009)	(3,101)
Total operating expenses	(5,557)	(6,687)	(5,576)
Interest income	711	530	622
Other gains, net	516	553	362
Operating profit	4,443	3,800	4,710
Share of net profit/(loss) of investments accounted for using equity method	38	(47)	19
Finance costs	(108)	(121)	(97)
Profit before income tax	4,373	3,632	4,632
Income tax expense	(534)	(417)	(456)
Profit for the year	3,839	3,215	4,176
Attributable to:
Equity holders of the Company	3,677	3,029	4,155
Non-controlling interests	162	186	21
Profit for the year	¥ 3,839	¥ 3,215	¥ 4,176
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 1.15	¥ 0.91	¥ 1.25
Diluted	1.14	0.90	1.24
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	2.30	1.82	2.51
Diluted	¥ 2.27	¥ 1.80	¥ 2.47
Online Music Services [Member]
Income Statement [Line Items]
Total revenues	¥ 12,483	¥ 11,467	¥ 9,349
Social Entertainment Services And Others [Member]
Income Statement [Line Items]
Total revenues	¥ 15,856	¥ 19,777	¥ 19,804